RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details)		1 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended	24 Months Ended	30 Months Ended
	Oct. 20, 2021 USD ($) a	Jan. 31, 2018 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2021 USD ($)	May 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Jun. 01, 2019 USD ($)	May 31, 2019 USD ($)
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract	10 years
Operating Lease, Expense			$ 249,374		$ 495,114		$ 126,430
Operating Lease, Right-of-Use Asset, Amortization Expense					341,035			$ 1,641,428
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 221,469		229,412	$ 0	1,187,615
Operating Lease, Liability			2,355,848		2,266,419		2,355,848	2,266,419	$ 2,355,848	$ 3,848,038	$ 4,069,476
Other Nonoperating Gains (Losses)					0	$ 275,000
Increase (Decrease) in Operating Lease Liability					1,172,726
Amortization of Leased Asset			$ 158,257	$ 175,727	341,035	1,300,392	$ 80,021
Area of Land (in Acres) | a	30
Lessee, Operating Lease, Renewal Term	10 years
Minimum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract			1 year				1 year		1 year
Operating Lease, Expense	$ 3,500
Maximum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract			10 years 6 months				10 years 6 months		10 years 6 months
Building and Building Improvements [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability								2,703,821	$ 4,112,876
Operating Lease, Liability			$ 4,069,476		2,675,310		$ 4,069,476	$ 2,675,310	$ 4,069,476
Other Nonoperating Gains (Losses)					$ 14,899	$ 28,511
Building and Building Improvements [Member] | Minimum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract					1 year			1 year
Building and Building Improvements [Member] | Maximum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract					4 years			4 years
Building and Building Improvements [Member] | Las Vegas, NV #1 [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Other Nonoperating Gains (Losses)					$ 28,511
Building and Building Improvements [Member] | Las Vegas, NV #2 [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Other Nonoperating Gains (Losses)					$ 14,889
Building and Building Improvements [Member] | Las Vegas, NV #2 [Member] | Minimum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Operating Lease, Expense		$ 7,500